Tax - Summary of Reconciliation of Tax Paid to Total Tax Charge in Income Statement (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Reconciliation Of Tax Paid [abstract]
Income tax refund of earlier years	$ 20
Other receivables allocated to payments would have been due	12
Payments due in 2022	$ 28